                                     ANNUAL
                                     REPORT
                                October 31, 1998

                                     GRANUM
                                     VALUE
                                      FUND
                              Shareholder Services
                                 1-888-5-GRANUM
                                   (547-2686)

                                 GRANUM CAPITAL
                               MANAGEMENT, L.L.C.
                               Investment Adviser

GRANUM VALUE FUND

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
NOVEMBER 30, 1998

Dear Shareholder:

    For the fiscal year ending October 31, 1998, Granum Value Fund was down 6.2%. Through the first 11 months of calendar 1998, the fund is down 1.7%, after a 1997 return of 21.1% from its inception (May 1, 1997) through the end of that year. Our top 5 positions as of October 31, 1998 were Bank of New York, Intel Corp, Federal National Mortgage, Philip Morris, and Reynolds and Reynolds.

    This year has been a very difficult one for most stocks. The Russell 2000, a broad gauge of the market, is down 9.0% calendar year to date, and 19.2% from its April high. While the S&P 500 did better, its performance has been driven by a few large capitalization companies despite their very high price to earnings ratios by historic standards. Many of our small and mid-cap stocks have significantly underperformed the S&P 500. In our view, they are very attractive and are poised for significant catch-up. Moreover, many of our stocks currently trade at a discount to their liquidation values. We believe that this presents a significant opportunity for Granum Value Fund.

    Granum Value Fund will continue to seek investments in good to great companies with great to good managements having superior financial characteristics, specifically, return on equity and return on assets, and hence, the ability to grow their earnings at a rate greater than the market over an extended period of time, yet selling at discounts to the market. In the past, this investment approach has enabled us to generate superior returns.

    We are grateful for the trust you have placed in us.

LEWIS M. EISENBERG                               WALTER F. HARRISON, III
Lewis M. Eisenberg                               Walter F. Harrison, III
Co-Chairman                                      Co-Chairman

*This data reflects past performance of the Fund, after expenses and assuming reinvestment of all dividends and other distributions. The principal value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE

                                                                     GRANUM VALUE FUND                       S&P 500
                                                                     -----------------                       -------
5/1/97                                                                    10000.00                           10000.00
7/31/97                                                                   11660.00                           11966.00
10/31/97                                                                  11695.00                           11516.00
1/31/98                                                                   12280.00                           12391.00
4/30/98                                                                   13494.00                           14106.00
7/31/98                                                                   12110.00                           14273.00
10/31/98                                                                  10965.00                           14049.00

                  INVESTMENT PERIOD

    The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. S&P 500 total return assumes all dividends are reinvested.

    This chart assumes an initial gross investment of $10,000 made on May 1, 1997 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             COMMON STOCKS 90.6%
             ------------------------

             APARTMENT REITS 1.3%
    14,378   Apartment Investment and
               Management Company       $    502,332
    45,000   Walden Residential
               Properties, Inc.#           1,037,813
                                        ------------
                                           1,540,145
                                        ------------

             APPAREL PRODUCTS 0.2%
    38,400   Gildan Activewear, Inc.*        254,400
                                        ------------
             BANKS AND SAVINGS & LOANS
             15.7%
   418,400   The Bank of New York
               Company, Inc.              13,205,750
    20,000   The Chase Manhattan
               Corporation                 1,136,250
    26,000   Dime Bancorp, Inc.              619,125
    27,100   Fidelity National
               Corporation*                  284,550
     9,100   First Republic Bank*            225,225
    11,356   HUBCO, Inc.                     306,612
     4,100   Net.B@nk, Inc.*#                 77,644
    81,000   North Fork
               Bancorporation, Inc.        1,609,875
    51,800   PFF Bancorp, Inc.*              760,812
    11,925   Queens County Bancorp,
               Inc.                          355,514
                                        ------------
                                          18,581,357
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             BUILDING & HOUSING 3.1%
    10,800   Beazer Homes USA, Inc.*    $    191,025
    54,700   Del Webb Corporation          1,285,450
    68,800   Forest City Enterprises,
               Inc. -- Class A             1,479,200
    23,200   Simpson Manufacturing
               Co., Inc.*                    759,800
                                        ------------
                                           3,715,475
                                        ------------

             BUSINESS SERVICES 4.4%
   292,300   Reynolds & Reynolds
               Company -- Class A          5,261,400
                                        ------------

             COMPUTER HARDWARE &
             SERVICES 1.0%
    46,000   Seagate Technology, Inc.*     1,213,250
                                        ------------

             DEFENSE 0.4%
     6,200   Alliant Techsystems,
               Inc.*                         434,000
                                        ------------

             ENERGY SERVICES 0.5%
    30,000   Petroleum Geo-Services*#        641,250
                                        ------------

             ENGINEERING &
             CONSTRUCTION 0.8%
    60,850   The Turner Corporation*         927,963
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             ENTERTAINMENT & LEISURE
             5.1%
    27,000   Brunswick Corporation      $    524,812
   312,700   Grand Casinos, Inc.*          2,755,669
   161,300   Mirage Resorts,
               Incorporated*               2,732,019
                                        ------------
                                           6,012,500
                                        ------------

             FINANCIAL SERVICES 10.8%
     8,475   Citigroup, Inc.                 398,855
    49,000   CMAC Investment
               Corporation                 2,051,875
    90,300   DVI, Inc.*                    1,410,937
   103,700   Fannie Mae                    7,343,256
    14,300   Kansas City Southern
               Industries, Inc.              552,337
    10,000   PaineWebber Group Inc.          334,375
    47,100   Resource Bancshares
               Mortgage Group, Inc.          694,725
                                        ------------
                                          12,786,360
                                        ------------

             FOOD, BEVERAGES & TOBACCO
             5.6%
   129,600   Philip Morris Companies
               Inc.#                       6,625,800
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             HEALTH CARE 1.2%
    51,500   Columbia/HCA Healthcare
               Corporation              $  1,081,500
    37,100   Cyberonics, Inc.*               222,600
    50,000   Graham-Field Health
               Products, Inc.*               162,500
                                        ------------
                                           1,466,600
                                        ------------

             HOTEL/MOTEL 0.1%
    16,500   Prime Hospitality Corp.*        150,563
                                        ------------

             HOTEL REITS 2.2%
    93,900   Equity Inns Inc.                985,950
   121,000   RFS Hotel Investors, Inc.     1,573,000
                                        ------------
                                           2,558,950
                                        ------------

             HOUSEHOLD PRODUCTS 0.9%
    63,300   The Maxim Group, Inc.*        1,115,662
                                        ------------

             INSTRUMENTS & RELATED
             PRODUCTS 1.7%
    90,400   Mettler-Toledo
               International Inc.*         1,977,500
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             INSURANCE 7.2%
    96,300   CNA Financial
               Corporation*             $  4,008,487
    36,400   Frontier Insurance Group,
               Inc.                          593,775
   113,200   Orion Capital Corporation     3,870,025
                                        ------------
                                           8,472,287
                                        ------------
             METAL PRODUCTS 1.0%
    39,000   Silgan Holdings Inc.*           975,000
    15,800   Wyman-Gordon Company*#          227,125
                                        ------------
                                           1,202,125
                                        ------------

             MISCELLANEOUS 0.5%
    42,300   Compass Plastics &
               Technologies, Inc.*            47,587
     6,000   NACCO Industries, Inc. --
               Class A                       552,000
                                        ------------
                                             599,587
                                        ------------

             MORTGAGE REITS 5.2%
   227,700   Annaly Mortgage
               Management, Inc.            1,721,981
    26,200   Anthracite Capital, Inc.        150,650
    25,000   Hanover Capital Mortgage
               Holdings, Inc.                100,000

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
   205,900   Imperial Credit
               Commercial Mortgage
               Investment Corp.         $  1,724,412
    25,000   Novastar Financial, Inc.        193,750
    73,500   Ocwen Asset Investment
               Corp.                         294,000
   139,600   Redwood Trust, Inc.           1,919,500
                                        ------------
                                           6,104,293
                                        ------------

             OFFICE PRODUCTS 0.9%
   122,000   OfficeMax, Inc.*              1,113,250
                                        ------------

             PHARMACEUTICALS 1.0%
    23,300   CollaGenex
               Pharmaceuticals, Inc.*        227,175
    24,400   Teva Pharmaceutical
               Industries Ltd.#              962,275
                                        ------------
                                           1,189,450
                                        ------------

             PRINTING & PUBLISHING
             0.9%
    57,200   Big Flower Press Holding,
               Inc.*                       1,115,400
                                        ------------

             RESTAURANTS 0.5%
    71,000   Lone Star Steakhouse &
               Saloon, Inc.*                 568,000
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             SEMICONDUCTORS &
             SEMICONDUCTOR CAPITAL
             EQUIPMENT 7.3%
    92,500   Intel Corporation#         $  8,249,844
    30,000   Electroglas, Inc.*              376,875
                                        ------------
                                           8,626,719
                                        ------------

             SHOPPING CENTER/MALL
             REITS 3.4%
    80,400   Capital Automotive REIT       1,135,650
    53,000   Crown American Realty
               Trust                         424,000
    40,900   Crescent Real Estate
               Equities Company            1,025,056
    98,400   Konover Property Trust,
               Inc.*                         682,650
    82,700   Prime Retail, Inc.              801,156
                                        ------------
                                           4,068,512
                                        ------------
             SOFTWARE 3.6%
   108,500   Computer Associates
               International, Inc.         4,272,187
                                        ------------

             SPECIALTY CHEMICALS 1.0%
    46,700   General Chemical Group,
               Inc.                          831,844
    10,900   OM Group, Inc.                  355,613
                                        ------------
                                           1,187,457
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             TELECOMMUNICATIONS 3.1%
     7,000   Asia Pacific Wire & Cable
               Corporation*             $     17,938
    42,000   Globalstar
               Telecommunications
               Ltd.*#                        703,500
    22,000   NTL Incorporated*             1,054,625
    25,000   Telecomunicacoes
               Brasileiras S.A. --
               Telebras*                   1,898,438
                                        ------------
                                           3,674,501
                                        ------------
             Total Common Stocks
             (Cost $116,361,371)         107,456,943
                                        ------------

             WARRANTS 0.0%
             ----------------
    25,000   Hanover Capital Mortgage
               Holdings, Inc., expires
               9/15/00                         3,125
                                        ------------
             Total Warrants
             (Cost $67,006)                    3,125
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998

PRINCIPAL
  AMOUNT                                   VALUE
----------                              ------------
             VARIABLE RATE DEMAND
             NOTES 9.3%
             -------------------------
$  160,451   American Family Financial
               Services                 $    160,451
 4,625,044   Firstar Bank Milwaukee NA     4,625,044
 3,659,235   General Mills, Inc.           3,659,235
 1,224,117   Pitney Bowes Credit Corp.     1,224,117
   810,000   Sara Lee Corporation            810,000
   336,426   Warner-Lambert Company          336,426
   248,973   Wisconsin Electric Power
               Company                       248,973
                                        ------------
             Total Variable Rate
               Demand Notes
             (Cost of $11,064,246)        11,064,246
                                        ------------
             Total Investments 99.9%
             (Cost of $127,492,623)      118,524,314
                                        ------------
             Other Assets less
               Liabilities 0.1%              131,594
                                        ------------
             NET ASSETS 100.0%          $118,655,908
                                        ============

* Non-income producing security.

# All or a portion of this security has been loaned. See Note 7.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS:
  Investments, at value (Cost $127,492,623).................  $118,524,314
  Cash......................................................         2,500
  Dividends receivable......................................       190,480
  Organizational expenses, net of accumulated
    amortization............................................        79,032
  Interest receivable.......................................        52,188
  Prepaid assets............................................        20,807
  Other assets..............................................            69
                                                              ------------
         Total assets.......................................   118,869,390
                                                              ------------
LIABILITIES:
  Payable to Investment Adviser.............................        47,305
  Distribution fees payable.................................        47,124
  Shareholder service fees payable..........................        23,653
  Accrued expenses and other liabilities....................        95,400
                                                              ------------
         Total liabilities..................................       213,482
                                                              ------------
NET ASSETS..................................................  $118,655,908
                                                              ============
NET ASSETS CONSIST OF:
  Capital stock.............................................  $127,229,558
  Accumulated undistributed net investment income...........       164,950
  Accumulated undistributed net realized gain on investments
    and option contracts expired or closed..................       229,709
  Net unrealized appreciation (depreciation) on
    investments.............................................    (8,968,309)
                                                              ------------
         Total Net Assets...................................  $118,655,908
                                                              ============
  Shares of beneficial interest outstanding (unlimited
    number of shares of beneficial interest authorized,
    $.001 par value)........................................     5,409,776
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE.....................................................        $21.93
                                                              ============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:
  Dividend income (net of foreign taxes withheld of
    $1,405).................................................  $  1,767,841
  Interest income...........................................       530,726
  Income from securities lending............................         2,135
                                                              ------------
    Total investment income.................................     2,300,702
                                                              ------------
EXPENSES:
  Investment advisory fees..................................       812,828
  Distribution fees.........................................       560,555
  Shareholder servicing fees................................       280,277
  Administration fees.......................................        81,650
  Transfer agent fees and expenses..........................        51,180
  Fund accounting fees......................................        36,175
  Custody fees..............................................        33,180
  Federal and state registration............................        62,820
  Professional fees.........................................        85,916
  Reports to shareholders...................................        20,305
  Amortization of organizational expenses...................        22,590
  Trustees' fees and expenses...............................        48,290
  Insurance expense.........................................        16,440
  Other.....................................................         1,995
                                                              ------------
    Total expenses..........................................     2,114,201
                                                              ------------
NET INVESTMENT INCOME.......................................       186,501
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on:
    Investments.............................................       105,360
    Option contracts expired or closed......................        63,907
                                                              ------------
  Total realized gain.......................................       169,267
  Change in unrealized appreciation/depreciation on
    investments.............................................   (12,074,839)
                                                              ------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS...........   (11,905,572)
                                                              ------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......  $(11,719,071)
                                                              ============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  MAY 1, 1997(1)
                                                                 YEAR ENDED          THROUGH
                                                              OCTOBER 31, 1998   OCTOBER 31, 1997
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income (loss)..............................    $    186,501       $  (105,784)
  Net realized gain on investments and option contracts
    expired or closed.......................................         169,267            44,617
  Change in unrealized appreciation/depreciation on
    investments.............................................     (12,074,839)        3,106,530
                                                                ------------       -----------
    Net increase (decrease) in net assets resulting from
       operations...........................................     (11,719,071)        3,045,363
                                                                ------------       -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.................................      64,968,735        76,623,996
  Cost of shares redeemed...................................     (10,856,355)       (3,506,760)
                                                                ------------       -----------
    Net increase in net assets from capital share
       transactions.........................................      54,112,380        73,117,236
                                                                ------------       -----------
TOTAL INCREASE IN NET ASSETS................................      42,393,309        76,162,599
NET ASSETS:
  Beginning of period.......................................      76,262,599           100,000
                                                                ------------       -----------
  End of period*............................................    $118,655,908       $76,262,599
                                                                ============       ===========
* Including undistributed net investment income.............    $    164,950       $         0

(1) Commencement of Operations

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                  MAY 1, 1997(1)
                                                                 YEAR ENDED          THROUGH
                                                              OCTOBER 31, 1998   OCTOBER 31, 1997
                                                              ----------------   ----------------
Per share data:(4)
Net asset value, beginning of period........................      $  23.39           $ 20.00
                                                                  --------           -------
Income (loss) from Investment Operations:
Net investment income (loss)................................          0.03             (0.03)
Net realized and unrealized gain (loss) on investments......         (1.49)             3.42
                                                                  --------           -------
Total from investment operations............................         (1.46)             3.39
                                                                  --------           -------
Net asset value, end of period..............................      $  21.93           $ 23.39
                                                                  ========           =======
Total return................................................         (6.24)%           16.95%(2)
Supplemental data and ratios:
Net assets, end of period (000's)...........................      $118,656           $76,263
Ratio of net expenses to average net assets
  Before expense reimbursement..............................          1.88%             3.03%(3)
  After expense reimbursement...............................          1.88%             2.77%(3)
Ratio of net investment income (loss) to average net assets
  Before expense reimbursement..............................          0.17%            (0.78)%(3)
  After expense reimbursement...............................          0.17%            (0.52)%(3)
Portfolio turnover rate.....................................          3.45%             3.12%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a Share of Capital Stock of the Fund outstanding for the entire period.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 1998

1. ORGANIZATION

Granum Value Fund (the "Fund") is a non-diversified series of Granum Series Trust (the "Trust"), an open-end management investment company. The Trust is a Delaware business trust, organized pursuant to a Certificate of Trust dated December 19, 1996. The Trust has established one series of its shares, representing interests in the Fund. The investment objective of the Fund is to seek capital appreciation. The Fund issued and sold 5,000 shares of its capital stock at $20 per share on March 14, 1997. These shares were purchased by the Investment Adviser of the Fund, Granum Capital Management, L.L.C. (the "Adviser") to provide the Fund with its initial capital. The Fund commenced operations on May 1, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange ("NYSE") is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange. Securities traded in the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the last sales price, or, if no sales are reported, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. Debt securities which mature in less than 60 days are valued at amortized cost, which approximates market value.

b) Organization Costs - Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Adviser and subsequently reimbursed by the Fund. The proceeds of any redemption of the initial shares purchased by the Adviser (see Note 1) will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

c) Written Option Accounting - The Fund writes put options on stock indices for hedging purposes. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the last sales price reported on the day of valuation. If no sale is reported, the option contract written is valued at the bid price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying stock index, and the liability related to such option is eliminated.

d) Purchased Option Accounting - The Fund purchases put options on stock indices to hedge against a general decline in the stock market or in a particular market segment or industry. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the current bid price. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying stock indices.

e) Distribution to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and realized gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. Accordingly, at October 31, 1998 reclassifications were recorded from accumulated net investment income to increase accumulated net realized gains by $286,356 and reduce capital stock by $15,813.

f) Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to comply with the provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute investment company net taxable income and net capital gains to shareholders.

g) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available, and interest income is recognized on an accrual basis.
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

3. SHARES OF BENEFICIAL INTEREST

Share transactions were as follows:

                                             MAY 1, 1997(1)
                            YEAR ENDED          THROUGH
                         OCTOBER 31, 1998   OCTOBER 31, 1997
                         ----------------   ----------------
Shares sold                 2,605,162          3,407,243
Shares redeemed              (455,956)          (151,673)
                            ---------          ---------
Net increase                2,149,206          3,255,570
Shares outstanding:
  Beginning of period       3,260,570              5,000
                            ---------          ---------
  End of period             5,409,776          3,260,570
                            =========          =========

(1)Commencement of Operations

4. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, for the year ended October 31, 1998 were $59,572,944 and $3,446,739, respectively.

At October 31, 1998, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

Appreciation                   $ 10,339,820
(Depreciation)                  (19,308,129)
                               ------------
Net unrealized depreciation
  on investments               $ (8,968,309)
                               ============

At October 31, 1998, the cost of investments for federal income tax purposes was $127,222,923.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser - The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement dated March 13, 1997. Under the terms of the agreement, the Adviser receives a fee, accrued daily and payable monthly at the annual rate of 1.25% of the Fund's average daily net assets (the "Basic Fee"), which is adjusted monthly (the "Monthly Performance Adjustment") depending on the extent to which the
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

investment performance of the Fund, after expenses, exceeds or was exceeded by the percentage change in the investment performance of the S&P 500 Index. The Monthly Performance Adjustment, which commenced August 1, 1997, may increase or decrease the total advisory fee payable to the Adviser (the "Total Advisory Fee") by up to 0.75% per year of the value of the Fund's average daily net assets.

Distribution Plan - Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund has adopted a distribution plan (the "Distribution Plan"). Under the Distribution Plan, the Fund compensates its Distributors, Mercer Allied Company ("Mercer") and Granum Securities, L.L.C. ("Granum Securities"), in consideration of the services they provide in connection with the sale of the Fund's shares to investors ("Distribution Services") and for the furnishing of account related services by the Distributors and securities dealers to shareholders of the Fund ("Shareholder Services"). Shareholder Services provided by the Distributors and securities dealers include responding to shareholder inquiries regarding the Fund and their accounts with the Fund, and providing shareholders with reports, information and services related to their Fund accounts. Granum Securities is an affiliate of, and is under common control with, the Adviser.

As compensation for Distribution Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.50% of the Fund's average net assets. From such compensation, the Distributors make payments to securities dealers that have sold shares of the Fund to their customers in such amounts as may be agreed to by the Distributors and dealers. As compensation for Shareholder Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.25% of the Fund's average net assets.

The Fund incurred the following expenses for Distribution and Shareholder Services for the year ended October 31, 1998:

                             DISTRIBUTION        SHAREHOLDER
                               SERVICES           SERVICES
                             ------------        -----------
Mercer                         $530,302           $265,073
Granum Securities                30,253             15,204

Other - Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, NA, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund.

Firstar Bank Milwaukee, NA serves as custodian for the Fund.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

6. PUT OPTION CONTRACTS WRITTEN

The premium amount and the transactions related to put option contracts during the year ended October 31, 1998, were as follows:

                                                                        NUMBER OF CONTRACTS
                                                    PREMIUM AMOUNT   (100 SHARES PER CONTRACT)
                                                    --------------   -------------------------
Options outstanding at October 31, 1997               $  51,630                  40
Options written                                         209,468                 175
Options closed                                         (222,375)               (185)
Options expired                                         (38,723)                (30)
                                                      ---------                ----
Options outstanding at October 31, 1998                      --                  --
                                                      =========                ====

7. SECURITIES LOANED

The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Fund receives 60% of the annual net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in money market instruments approved by the Advisor. As of October 31, 1998, the Fund had on loan securities valued at $11,330,400. Cash of $11,557,008 was received as collateral for the loans, and has been invested in approved instruments. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Granum Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Granum Series Trust -- Granum Value Fund (the "Fund") at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

LOGO

Milwaukee, Wisconsin
December 3, 1998

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of Granum Value Fund. Please call 1-888-5-GRANUM (547-2686) for a free prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
                                       18